Goodwill and Other Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets Excluding Goodwill [Line Items]
Amortization expense	$ 363.7	$ 386.4	$ 357.8
Expected amortization expense, 2014	386
Expected amortization expense, 2015	360
Expected amortization expense, 2016	276
Expected amortization expense, 2017	231
Expected amortization expense, 2018	182
Impairment charge, in-process research and development	18.0	41.6
Acquired in-process research and development assets reclassified to product rights and licenses	6.5	33.0
Product rights and licenses
Intangible Assets Excluding Goodwill [Line Items]
Payment to acquire intangible assets		$ 70.0
Product rights and licenses | Dermatological
Intangible Assets Excluding Goodwill [Line Items]
Number of products acquired	2
In-process research and development
Intangible Assets Excluding Goodwill [Line Items]
Discount rate used in valuation of in-process research and development	10.00%	10.00%